General and administrative expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
General and administrative costs
General and administrative expense	€ 2,649	€ 2,892	€ 5,321	€ 5,196